Securities - Amortized Cost of Securities and their Estimated Fair Values (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
FHLB stock	$ 4,428	$ 4,428
FHLB stock	4,428	4,428
Amortized Cost	208,651	233,429
Gross Unrealized Gains	2,702
Gross Unrealized Losses	(1,873)
Estimated Fair Value	209,480	237,177
Estimated Fair Value, Less than 12 months	99,141	70,099
Unrealized Losses, Less than 12 months	(1,577)	(569)
Estimated Fair Value, 12 months or longer	10,898	42,178
Unrealized Losses, 12 months or longer	(296)	(791)
Estimated Fair Value	110,039	112,277
Unrealized Losses	(1,873)	(1,360)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		233,429
Gross Unrealized Gains		5,108
Gross Unrealized Losses		(1,360)
Estimated Fair Value		237,177
U.S. Treasury Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,000	2,001
Gross Unrealized Gains	1
Gross Unrealized Losses		(1)
Estimated Fair Value	2,001	2,000
U.S. Treasury Securities [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months		2,000
Unrealized Losses, Less than 12 months		(1)
Estimated Fair Value		2,000
Unrealized Losses		(1)
U.S. Government and Agency Debt Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	83,667	91,694
Gross Unrealized Gains	983	1,727
Gross Unrealized Losses	(638)	(488)
Estimated Fair Value	84,012	92,933
U.S. Government and Agency Debt Securities [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	41,963	26,499
Unrealized Losses, Less than 12 months	(597)	(203)
Estimated Fair Value, 12 months or longer	3,459	16,224
Unrealized Losses, 12 months or longer	(41)	(285)
Estimated Fair Value	45,422	42,723
Unrealized Losses	(638)	(488)
Taxable Municipals Bonds [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,720	6,190
Gross Unrealized Gains	17	52
Gross Unrealized Losses	(10)	(65)
Estimated Fair Value	2,727	6,177
Taxable Municipals Bonds [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	1,347	2,159
Unrealized Losses, Less than 12 months	(10)	(32)
Estimated Fair Value, 12 months or longer		1,887
Unrealized Losses, 12 months or longer		(33)
Estimated Fair Value	1,347	4,046
Unrealized Losses	(10)	(65)
Tax Free Municipals Bonds [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	33,004	42,237
Gross Unrealized Gains	1,081	2,481
Gross Unrealized Losses	(174)	(59)
Estimated Fair Value	33,911	44,659
Tax Free Municipals Bonds [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	7,369
Unrealized Losses, Less than 12 months	(174)
Estimated Fair Value, 12 months or longer		3,878
Unrealized Losses, 12 months or longer		(59)
Estimated Fair Value	7,369	3,878
Unrealized Losses	(174)	(59)
Trust Preferred Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,634	1,617
Gross Unrealized Gains	183	248
Estimated Fair Value	1,817	1,865
GNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19,490	29,990
Gross Unrealized Gains	175	239
Gross Unrealized Losses	(109)	(239)
Estimated Fair Value	19,556	29,990
GNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	6,151	10,840
Unrealized Losses, Less than 12 months	(62)	(105)
Estimated Fair Value, 12 months or longer	3,861	11,508
Unrealized Losses, 12 months or longer	(47)	(134)
Estimated Fair Value	10,012	22,348
Unrealized Losses	(109)	(239)
FNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	40,754	28,189
Gross Unrealized Gains	176	266
Gross Unrealized Losses	(577)	(152)
Estimated Fair Value	40,353	28,303
FNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	28,950	11,484
Unrealized Losses, Less than 12 months	(577)	(87)
Estimated Fair Value, 12 months or longer		3,036
Unrealized Losses, 12 months or longer		(65)
Estimated Fair Value	28,950	14,520
Unrealized Losses	(577)	(152)
FHLMC [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,831	8,113
Gross Unrealized Gains	12	24
Gross Unrealized Losses	(84)	(51)
Estimated Fair Value	6,759	8,086
FHLMC [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	6,217	7,336
Unrealized Losses, Less than 12 months	(84)	(51)
Estimated Fair Value	6,217	7,336
Unrealized Losses	(84)	(51)
Non-Agency CMO [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,786	3,828
Gross Unrealized Losses	(208)	(174)
Estimated Fair Value	3,578	3,654
Non-Agency CMO [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, 12 months or longer	3,578	3,654
Unrealized Losses, 12 months or longer	(208)	(174)
Estimated Fair Value	3,578	3,654
Unrealized Losses	(208)	(174)
Agency CMO [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,765	19,570
Gross Unrealized Gains	74	71
Gross Unrealized Losses	(73)	(131)
Estimated Fair Value	14,766	19,510
Agency CMO [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	7,144	9,781
Unrealized Losses, Less than 12 months	(73)	(90)
Estimated Fair Value, 12 months or longer		1,991
Unrealized Losses, 12 months or longer		(41)
Estimated Fair Value	7,144	11,772
Unrealized Losses	$ (73)	$ (131)